EQUITY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	7 Months Ended	12 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021	May 31, 2020	Mar. 31, 2022	Dec. 31, 2020
The Catalyst Group Entertainment Llc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members' Equity				$ 4,726		$ 4,726			$ 1,670	$ 4,726
Iqi Media Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Members' Equity				$ 59,142		$ 59,142			$ 66,073	$ 34,028
Winvests Group Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized							4,500,000,000	4,500,000,000
Common Stock, Par or Stated Value Per Share							$ 0.001	$ 0.001
Common Stock, Shares, Outstanding							2,081,719	2,078,299
Preferred Stock, Shares Outstanding				227,838,680		227,838,680	300,000,000	855,000
[custom:ConversionRatio]								1 for 1
Preferred Stock, Shares Authorized							300,000,000	300,000,000
[custom:StockBasedCompensationCharges]							$ 2,469,659
Convertible Preferred Stock, Shares Reserved for Future Issuance				72,161,320		72,161,320
Shares, Issued							3,608,066,021
Stockholders' Equity, Reverse Stock Split	1 for 250 reverse stock split			1 for 250 reverse split
Winvests Group Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued				14,432,264		855,000
Winvest Group Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized				4,500,000,000	4,500,000,000	4,500,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding					17,411,217
Preferred Stock, Shares Outstanding				227,838,680	227,838,680	227,838,680				855,000
Preferred Stock, Shares Authorized				300,000,000		300,000,000
Stockholders' Equity, Reverse Stock Split		1 for 250
Conversion of Stock, Shares Converted						855,000
Stock Issued During Period, Shares, Other					3,420
Preferred Stock, Conversion Basis					Each share of preferred stock is convertible to 50 shares of common stock.
Preferred Stock, Shares Issued				227,838,680	227,838,680	227,838,680
Winvest Groups Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized					4,500,000,000
Common Stock, Par or Stated Value Per Share					$ 0.001
Common Stock, Shares, Outstanding			17,526,075		17,411,217
Preferred Stock, Shares Outstanding					227,838,680					855,000
Preferred Stock, Shares Authorized					300,000,000
Stockholders' Equity, Reverse Stock Split		1 for 250
Conversion of Stock, Shares Converted						855,000
Stock Issued During Period, Shares, Other			3,420
Preferred Stock, Conversion Basis			Each share of preferred stock is convertible to 50 shares of common stock
Stock Issued During Period, Shares, Issued for Services			114,510
Shares Issued, Price Per Share			$ 4.00
Share-Based Payment Arrangement, Noncash Expense			$ 458,040
Preferred Stock, Shares Issued					227,838,680
Winvest Groups Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services			114,510